TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Percentage of Value of Productive Assets
The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140 (app. $ 40)	12%
NIS 140 - NIS 500 (app. $ 40-$ 144)	7%
More than NIS 500(app.$144)	5%

Schedule of Deferred Tax Assets
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
Deferred tax assets:	2012	2013

Tax loss carry-forwards	$4,872	$5,377
Allowances for doubtful accounts and accruals for employee benefits	101	95
Intangible assets	118	103
Depreciation, accruals for interest and other	724	721

Deferred tax asset before valuation allowance	5,815	6,296
Goodwill	(658)	(674)
Valuation allowance	(4,786)	(5,651)

Deferred tax assets (liability), net	$371	$(29)

Presented as follows:

Short-term assets	$371	$-
Long-term liability	-	(29)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2011	2012	2013

Income before taxes on income, net, as reported in the statements of operations from continuing operations	$481	$2,102	$1,768

Tax rates	24%	25%	25%

Theoretical tax expense (benefit)	$115	$526	$442

Increase in taxes resulting from:

Effect of different tax rates	19	25	27
U.S. state tax	8	26	35
Utilization of carry-forward tax losses for which valuation allowance was provided	(2)	(380)	-
Taxes in respect of previous years as a result of court ruling	-	1,415	-
Changes in provision for uncertain tax positions	6	(362)	1
Change in valuation allowance	-	(340)	148
Deferred taxes for which valuation allowance was provided	(136)	(174)	(218)

Taxes on income, net, as reported in the statements of operations	$10	$736	$435

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
Income before income taxes is comprised as follows:
	Year ended December 31,
	2011	2012	2013

Domestic	$225	$1,808	$1,561
Foreign	256	294	207

	$481	$2,102	$1,768

Schedule of Components of Income Taxes
Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current taxes	$8	$26	$35
Deferred taxes	2	(340)	400
Taxes in respect of previous years as a result of court ruling	-	1,050	-

	$10	$736	$435

Foreign	$10	$57	$64

Reconciliation of Total Unrecognized Tax Benefits
As of December 31, 2013, the Company had a liability for unrecognized tax benefits of $ 101. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	December 31,
	2012	2013

Balance as of beginning of the year	$632	$100
Additions based on tax positions taken during the current period	3	1
Decrease based on tax positions taken during the current period	(535)	-

Balance at the end of the year	$100	$101